Income Taxes - Schedule of Income (Loss) Before Provision for Income Taxes (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income (Loss) Before Provision for Income Taxes [Line Items]
Loss before provision for income taxes	$ (22,818,878)	$ (21,124,253)
Cayman [Member]
Schedule of Income (Loss) Before Provision for Income Taxes [Line Items]
Loss before provision for income taxes	(5,377,978)	(3,370,210)
United States [Member]
Schedule of Income (Loss) Before Provision for Income Taxes [Line Items]
Loss before provision for income taxes	401,825	(237,063)
Hong Kong [Member]
Schedule of Income (Loss) Before Provision for Income Taxes [Line Items]
Loss before provision for income taxes
Dubai [Member]
Schedule of Income (Loss) Before Provision for Income Taxes [Line Items]
Loss before provision for income taxes	(17,842,076)	17,516,926
PRC [Member]
Schedule of Income (Loss) Before Provision for Income Taxes [Line Items]
Loss before provision for income taxes	$ (649)	$ (54)